 Exhibit 1

LIFE 2021-BMR Mortgage Trust

Commercial Mortgage Pass-Through Certificates

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Goldman Sachs Mortgage Company

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

10 March 2021

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Goldman Sachs Mortgage Company Goldman Sachs Bank USA Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

Citi Real Estate Funding Inc Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013	Wells Fargo Bank, National Association Wells Fargo Securities, LLC 375 Park Avenue New York, New York 10152

Re:	LIFE 2021-BMR Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 March 2021

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of certain promissory notes evidencing a two-year, componentized, interest-only floating-rate mortgage loan, subject to three successive 12-month extension options (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured by, among other things, a first lien mortgage and deeds of trust on the borrowers’ fee simple interests in 17 life science office properties located in Massachusetts and California (the “Mortgaged Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Mortgaged Properties as of 9 March 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Mortgaged Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Pmt Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Pmt Date,
b.	Maturity Date and
c.	Fully Extended Maturity,

as shown on the Final Data File, we recalculated the:

i.	Original Term and
ii.	Original Term Extended

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Term and
c.	Original Term Extended,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term and
ii.	Remaining Term Extended

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any applicable extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term,” as shown on the Final Data File, for the “IO Period” of the Mortgage Loan and
b.	Use the “1st Mortgage Original Balance,” as shown on the Final Data File as:
i.	The principal balance of the Mortgage Loan and each Mortgaged Property as of the Reference Date (the “1st Mortgage Current Balance”) and
ii.	The principal balance of the Mortgage Loan and each Mortgaged Property as of the “Maturity Date” of the Mortgage Loan (the “1st Mortgage Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	LIBOR Rounding and
b.	1st Mortgage LIBOR Floor,

as shown on the Final Data File, and the LIBOR assumption of 0.15000% provided by the Depositor, we recalculated the “Effective LIBOR 1st Mortgage” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Effective LIBOR 1st Mortgage and
b.	1st Mortgage Margin,

as shown on the Final Data File, we recalculated the “1st Mortgage Coupon” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	1st Mortgage Margin and
b.	LIBOR Cap,

as shown on the Final Data File, we recalculated the “1st Mortgage Cap Coupon” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

11.	Using the:
a.	1st Mortgage Original Balance,
b.	1st Mortgage Coupon,
c.	1st Mortgage Cap Coupon and
d.	Rate Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	1st Mortgage Debt Service at LIBOR and
ii.	1st Mortgage Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at LIBOR” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Coupon,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “1st Mortgage Debt Service at Cap” of the Mortgage Loan as the product of:

a.	The “1st Mortgage Original Balance,” as shown on the Final Data File,
b.	The “1st Mortgage Cap Coupon,” as shown on the Final Data File, and
c.	365/360.

12.	Using the:
a.	1st Mortgage Current Balance,
b.	1st Mortgage Balloon Balance,
c.	Collateral SF,
d.	Aggregate “As-is” Appr. Value,
e.	UW NOI and
f.	UW NCF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage Current Balance / SF,
ii.	Appraised Value / SF,
iii.	1st Mortgage “As Is” Current LTV,
iv.	1st Mortgage “As Is” Maturity LTV,
v.	1st Mortgage UW NOI Debt Yield and
vi.	1st Mortgage UW NCF Debt Yield

of the Mortgage Loan, and, with respect to items i. and ii. above, of each Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

Attachment A Page 5 of 5

13.	Using the:
a.	1st Mortgage Debt Service at LIBOR,
b.	1st Mortgage Debt Service at Cap,
c.	UW NOI and
d.	UW NCF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	1st Mortgage UW NOI DSCR at LIBOR,
ii.	1st Mortgage UW NCF DSCR at LIBOR,
iii.	1st Mortgage UW NOI DSCR at Cap and
iv.	1st Mortgage UW NCF DSCR at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through iv. above to two decimal places.

14.	Using the:
a.	Collateral SF,
b.	Largest Tenant Leased SF,
c.	2nd Largest Tenant Leased SF and
d.	3rd Largest Tenant Leased SF,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of NSF,
ii.	2nd Largest Tenant % of NSF and
iii.	3rd Largest Tenant % of NSF

of each Mortgaged Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Master & Primary Fee Rate,
b.	Cert Admin / Trustee Fee Rate,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	9 March 2021

Promissory Notes	9 March 2021

Clearing Account Agreement	9 March 2021

Cash Management Agreement	9 March 2021

Interest Rate Cap Transaction Summary	8 March 2021

Settlement Statement	9 March 2021

Guaranty Agreement	9 March 2021

Environmental Indemnity Agreement	9 March 2021

Non-Consolidation Opinion	9 March 2021

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Mortgaged Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	5 March 2021

Appraisal Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Engineering Reports	26 February 2021

Phase I Environmental Reports	26 February 2021

Seismic Reports	Various

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	31 December 2020

Management Agreement	9 March 2021

Exhibit 1 to Attachment A Page 2 of 2

Mortgaged Property Source Documents (continued)

Source Document Title	Source Document Date

Pro Forma Title Policies	Not Dated

Insurance Review Certificates	Various

Lease Agreements	Various

Lease Estoppels	Various

Cushman & Wakefield Market Reports	Not Dated

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com)
Primary Type (see Note 13)	Appraisal Report
Secondary Type	Appraisal Report
Year Built	Appraisal Report or Engineering Report
Latest Renovation	Appraisal Report or Engineering Report
Collateral SF	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Single Tenant (see Note 12)	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Aggregate “As-is” Appr. Value (see Note 10)	Appraisal Report and Portfolio Appraisal Report
“As-is” Value Date (see Note 10)	Appraisal Report and Portfolio Appraisal Report
Appraisal Firm	Appraisal Report
FIRREA	Appraisal Report
Date of Seismic Report (See Note 2)	Seismic Report
Seismic Firm (See Note 2)	Seismic Report
PML (%) (See Note 2)	Seismic Report
Date of Phase I Report	Phase I Environmental Report
Environmental Firm	Phase I Environmental Report
Phase II Recommended (Yes/No)	Phase I Environmental Report
Date of Engineering Report	Engineering Report
Engineering Firm	Engineering Report
Located in Seismic Zone (Yes/No) (see Note 2)	Engineering Report

Exhibit 2 to Attachment A Page 2 of 8

Major Tenant Information: (see Note 3)

Characteristic	Source Document(s)

Largest Tenant (see Note 12)	Underwritten Rent Roll
Largest Tenant Leased SF	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Leased SF	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Leased SF	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TILC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
Most Recent Financial Statement Date	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
2nd Most Recent Financial Statement Date	Underwriter’s Summary Report
2nd Most Recent NCF	Underwriter’s Summary Report
3rd Most Recent Financial Statement Date	Underwriter’s Summary Report
3rd Most Recent NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 8

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Mortgage Loan Agreement
Ongoing Tax Escrow	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Ongoing Insurance Escrow	Mortgage Loan Agreement
Initial Deferred Maintenance Reserve	Mortgage Loan Agreement
Initial Replacement Reserve	Mortgage Loan Agreement
Ongoing Required Replacement Reserves	Mortgage Loan Agreement
Initial TI/LC Reserve	Mortgage Loan Agreement
Ongoing Required TI/LC	Mortgage Loan Agreement
Initial Environmental Reserve	Mortgage Loan Agreement
Initial Debt Service Reserve	Mortgage Loan Agreement
Initial Other Reserve	Mortgage Loan Agreement
Initial Other Reserve Description	Mortgage Loan Agreement
Ongoing Other Reserve	Mortgage Loan Agreement
Ongoing Other Reserve Description	Mortgage Loan Agreement
Directs Investment (Borrower or Lender)	Mortgage Loan Agreement
Interest Goes to Borrower? RE Tax	Mortgage Loan Agreement
Interest Goes to Borrower? Insurance	Mortgage Loan Agreement
Interest Goes to Borrower? Replacement Reserves	Mortgage Loan Agreement
Interest Goes to Borrower? TI/LC	Mortgage Loan Agreement
Interest Goes to Borrower? Immediate Repairs	Mortgage Loan Agreement
Interest Goes to Borrower? Other Escrows	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator	Mortgage Loan Agreement
1st Mortgage Original Balance	Mortgage Loan Agreement
1st Mortgage Margin	Mortgage Loan Agreement
1st Mortgage LIBOR Floor	Mortgage Loan Agreement
LIBOR Setting	Mortgage Loan Agreement
LIBOR Reset Frequency	Mortgage Loan Agreement
LIBOR Rounding	Mortgage Loan Agreement
LIBOR Cap	Interest Rate Cap Transaction Summary
LIBOR Cap Expiration	Interest Rate Cap Transaction Summary
LIBOR Cap Provider	Interest Rate Cap Transaction Summary
LIBOR Cap Guarantor Ratings (S/M/F)	Bloomberg Screenshot for LIBOR Cap Provider Rating

Exhibit 2 to Attachment A Page 4 of 8

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Note Date	Mortgage Loan Agreement
Borr. Legal Name	Mortgage Loan Agreement
Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement
Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement
Recourse Guarantor Name	Guaranty Agreement
Payment Day	Mortgage Loan Agreement
Interest Accrual Begin	Mortgage Loan Agreement
Interest Accrual End	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Loan Type	Mortgage Loan Agreement
1st. IO Date (see Note 14)	Mortgage Loan Agreement
First Pmt Date (see Note 14)	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Extension Option	Mortgage Loan Agreement
Spread Step	Mortgage Loan Agreement
Fully Extended Maturity	Mortgage Loan Agreement
Aggregate Extension Options	Mortgage Loan Agreement
Prepay Description (See Note 11)	Mortgage Loan Agreement
Partial Prepay Permitted (Provisions) (See Note 11)	Mortgage Loan Agreement
Penalty Period (See Notes 5 and 11)	Mortgage Loan Agreement
Open Period (See Notes 5 and 11)	Mortgage Loan Agreement
Prepay Penalty Start Date (see Notes 6 and 11)	Mortgage Loan Agreement
Prepay Penalty End Date (See Notes 7 and 11)	Mortgage Loan Agreement
Grace Days Default	Mortgage Loan Agreement
Grace Days Late Fee	Mortgage Loan Agreement
Default Rate	Mortgage Loan Agreement
Late Fee	Mortgage Loan Agreement
SPE	Mortgage Loan Agreement
Non Consol	Non-Consolidation Opinion
Ind. Director	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Lien Position	Pro Forma Title Policy
Fee Simple / Leasehold (see Note 12)	Pro Forma Title Policy
LockBox Type (see Note 8)	Mortgage Loan Agreement
Cash Management (see Note 9)	Mortgage Loan Agreement
Excess Cash Trap Trigger	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 8

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	The Depositor instructed us to perform procedures on the:
a.	Date of Seismic Report,
b.	Seismic Firm and
c.	PML (%)

characteristics only for Mortgaged Properties (if any) that contained a seismic report Source Document in the loan file.

For the purpose of comparing the “Located in Seismic Zone (Yes/No)” characteristic, the Depositor instructed us to use “Yes” only for the Mortgaged Properties located in seismic zone 3 or 4, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicated the Mortgaged Property is not located in seismic zone 3 or 4, the Depositor instructed us to use “No” for the “Located in Seismic Zone (Yes/No)” characteristic.

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use “Various” for the applicable characteristic.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any freely prepayable portion(s) of the Mortgage Loan, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Prepay Penalty Start Date” characteristic, the Depositor instructed us to use the first “Payment Day” which occurs during the spread maintenance period of the prepayment string and to ignore any freely prepayable portion(s) of the Mortgage Loan, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Prepay Penalty End Date” characteristic, the Depositor instructed us to use the day prior to the first “Payment Day” which occurs during the open period of the prepayment string and to ignore any freely prepayable portion(s) of the Mortgage Loan, as shown in the applicable Source Document(s).

8.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A Page 6 of 8

Notes: (continued)

9.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document(s).

10.	For the purpose of comparing the “Aggregate “As-is” Appr. Value” and “”As-is” Value Date” characteristics for any Mortgaged Property included in Table A1, the Depositor instructed us to use the appraised value and appraisal value date, both as shown in the related appraisal report Source Document, that are associated with the appraisal valuation type that is shown in the “Valuation Type from Appraisal Report” column of Table A1 for the “Aggregate “As-is” Appr. Value” and “”As-is” Value Date” characteristics, respectively.

Table A1:
Mortgaged Property	Valuation Type from Appraisal Report

i3	Market Value “As Is/Stabilized”

Axiom	Hypothetical Market Value As Is

Sorrento Valley Boulevard	Market Value “As Is/Stabilized”

6122-6126 Nancy Ridge Drive	Market Value “As Is/Stabilized”

500 Kendall Street	Hypothetical Market Value “Excluding Outstanding Liabilities”

11.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any permitted release events or partial prepayments to cure certain trigger periods of the Mortgage Loan, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 7 of 8

Notes: (continued)

12.	For any Mortgaged Property listed in Table A2, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A2, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A2:
Mortgaged Property	Characteristic	Provided Value

58 Charles Street	Single Tenant	N/A

200 Sidney Street	Largest Tenant	Investment Grade Tenant
	Fee Simple / Leasehold	Fee

i3	Largest Tenant	Investment Grade Tenant

40 Erie Street	Fee Simple / Leasehold	Fee

500 Kendall Street	Fee Simple / Leasehold	Fee

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A2 that was provided by the Depositor.

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

13.	For the Mortgaged Properties identified on the Preliminary Data File as
a.	200 Sidney Street,
b.	50 Hampshire Street,
c.	40 Erie Street,
d.	450 Kendall Street,
e.	320 Charles Street
f.	60 Hampshire Street,
g.	58 Charles Street,
h.	Axiom,
i.	Sorrento Valley Boulevard,
j.	6122-6126 Nancy Ridge Drive,
k.	Woodside Technology Park,
l.	Science Center at Oyster Point 180,
m.	500 Kendall Street,
n.	65 Grove Street and
o.	Science Center at Oyster Point 200,

each of which are secured by more than on property type, as shown in the applicable Source Document(s), the Depositor instructed us to use “Mixed Use” for the “Primary Type” characteristic.

14.	The mortgage loan agreement Source Document contains the following defined term:

“Payment Date” shall mean, with respect to any Component, the ninth (9th) day of each calendar month during the term of the Loan, until and including the Maturity Date. The parties hereto acknowledge that the first Payment Date shall be April 9, 2021.

The mortgage loan agreement Source Document also contains the following language in section 2.3.1 (b) Monthly Debt Service Payments:

“on March 9, 2021, and on each Payment Date thereafter up to and including the Maturity Date, the Monthly Debt Service Payment Amount.”

For the purpose of comparing the indicated characteristics, the Depositor instructed us to assume that:

a.	The “1st. IO Date” and “First Pmt Date” are April 9, 2021 and
b.	The language in section 2.3.1 (b) stating “on March 9, 2021” is replaced with “on April 9, 2021.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 2

Provided Characteristics

Characteristic

ID
Loan Flag
Prop Flag
Loan Name
Property Name
Loan Seller
Material Recognized Environmental Concern (Y/N)
Date of Phase II Report
Properties per Loan
1st Amortization Date
Mezz Amort
Mezzanine A Original Balance
Mezzanine A Current Balance
Mezzanine A Balloon Balance
Mezzanine A Current Balance / SF
Mezzanine A Floor
Mezzanine A Margin
Mezzanine A Coupon
Mezzanine A Cap Coupon
Mezzanine A Debt Service at LIBOR
Mezzanine A Debt Service at Cap
Mezzanine B Original Balance
Mezzanine B Current Balance
Mezzanine B Balloon Balance
Mezzanine B Current Balance / SF
Mezzanine B Floor
Mezzanine B Margin
Mezzanine B Coupon
Mezzanine B Cap Coupon
Mezzanine B Debt Service at LIBOR
Mezzanine B Debt Service at Cap
Total Debt Original Balance
Total Debt Current Balance
Total Debt Balloon Balance
Total Debt Current Balance / SF
Total Debt “As Is” Current LTV
Total Debt “As Is“ Maturity LTV
Total Debt Margin
Total Debt Coupon
Total Debt Cap Coupon
Total Debt, Debt Service at LIBOR

Exhibit 3 to Attachment A Page 2 of 2

Characteristic

Total Debt, Debt Service at Cap
Total Debt UW NCF DSCR at LIBOR
Total Debt UW NOI DSCR at LIBOR
Total Debt UW NCF DSCR at Cap
Total Debt UW NOI DSCR at Cap
Total Debt UW NCF Debt Yield
Total Debt UW NOI Debt Yield
Effective LIBOR Mezzanine
Debt Service Check
Lockout Period
Lockout Exp Date
Exit Fee
Loan Purpose
Ground Lease
Fully Extended Ground Lease Exp.
Master & Primary Fee Rate
Cert Admin / Trustee Fee Rate
Operating Advisor Fee
CREFC Fee
Market
Submarket

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.